Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2014
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Fair value of financial instruments
	June 30, 2014		December 31, 2013
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 232,435	$ 232,435	$ 187,831	$ 187,831
Restricted cash	$ 2,631	$ 2,631	$ 2,041	$ 2,041
Accounts receivable, net	$ 99,578	$ 99,578	$ 86,219	$ 86,219
Investments in available-for-sale-securities	$ 7,280	$ 7,280	$ 7,660	$ 7,660
Loan receivable from affiliate companies	$ 5,491	$ 5,491	$ 2,660	$ 2,660
Long-term receivable from affiliate companies	$ 7,167	$ 7,167	$ 5,144	$ 5,144
Accounts payable	$ (69,368)	$ (69,368)	$ (51,692)	$ (51,692)
Capital lease obligations, including current portion	$ (23,194)	$ (23,194)	$ (23,759)	$ (23,759)
Senior and ship mortgage notes, including premium	$ (1,375,000)	$ (1,433,023)	$(1,293,156)	$ (1,326,897)
Long-term debt, including current portion	$ (249,712)	$ (249,712)	$ (218,093)	$ (218,093)

Fair Value Measurements on a recurring basis
Fair Value Measurements as of June 30, 2014
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$ 7,280	$ 7,280	$ —	$ —
Total	$ 7,280	$ 7,280	$ —	$ —

Fair Value Measurements as of December 31, 2013
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$ 7,660	$ 7,660	$ —	$ —
Total	$ 7,660	$ 7,660	$ —	$ —

Fair Value Measurements on a nonrecurring basis
Fair Value Measurements at June 30, 2014
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$ 232,435	$ 232,435	$ —	$ —
Restricted cash	$ 2,631	$ 2,631	$ —	$ —
Senior and ship mortgage notes, including premium	$ (1,433,023)	$(1,433,023)	$ —	$ —
Capital lease obligations, including current portion(1)	$ (23,194)	$ —	$ (23,194)	$ —
Long-term debt, including current portion(1)	$ (249,712)	$ —	$ (249,712)	$ —
Loan receivable from affiliate companies(2)	$ 5,491	$ —	$ 5,491	$ —
Long-term receivable from affiliate companies(2)	$ 7,167	$ —	$ 7,167	$ —

Fair Value Measurements at December 31, 2013
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$ 187,831	$ 187,831	$ —	$ —
Restricted cash	$ 2,041	$ 2,041	$ —	$ —
Senior and ship mortgage notes, including premium	$ (1,326,897)	$(1,326,897)	$ —	$ —
Capital lease obligations, including current portion(1)	$ (23,759)	$ —	$ (23,759)	$ —
Long-term debt, including current portion(1)	$ (218,093)	$ —	$ (218,093)	$ —
Loan receivable from affiliate companies(2)	$ 2,660	$ —	$ 2,660	$ —
Long-term receivable from affiliate companies(2)	$ 5,144	$ —	$ 5,144	$ —

(1) The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

(2) The fair value of the Company's loan receivable from affiliate companies and long-term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.